UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22727

 NAME OF REGISTRANT:                     Cushing MLP Infrastructure
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 8117 Preston Road, Suite
                                         440
                                         Dallas, TX 75225

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Jerry V. Swank
                                         8117 Preston Road, Suite
                                         440
                                         Dallas, TX 75225

 REGISTRANT'S TELEPHONE NUMBER:          214-692-6334

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2013 - 06/30/2014


The Cushing MLP Infrastructure Fund
--------------------------------------------------------------------------------------------------------------------------
 BUCKEYE PARTNERS, L.P.                                                                      Agenda Number:  933992580
--------------------------------------------------------------------------------------------------------------------------
        Security:  118230101
    Meeting Type:  Annual
    Meeting Date:  03-Jun-2014
          Ticker:  BPL
            ISIN:  US1182301010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       FORREST E. WYLIE                                          Mgmt          For                            For
       BARBARA J. DUGANIER                                       Mgmt          For                            For
       JOSEPH A. LASALA, JR.                                     Mgmt          For                            For
       MARTIN A. WHITE                                           Mgmt          For                            For

2.     THE RATIFICATION OF THE SELECTION OF                      Mgmt          For                            For
       DELOITTE & TOUCHE LLP AS BUCKEYE PARTNERS,
       L.P.'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTANTS FOR 2014.

3.     THE APPROVAL, IN AN ADVISORY VOTE, OF THE                 Mgmt          For                            For
       COMPENSATION OF BUCKEYE'S NAMED EXECUTIVE
       OFFICERS AS DESCRIBED IN OUR PROXY
       STATEMENT PURSUANT TO ITEM 402 OF
       REGULATION S-K.




--------------------------------------------------------------------------------------------------------------------------
 ENTERPRISE PRODUCTS PARTNERS L.P.                                                           Agenda Number:  933872714
--------------------------------------------------------------------------------------------------------------------------
        Security:  293792107
    Meeting Type:  Special
    Meeting Date:  30-Sep-2013
          Ticker:  EPD
            ISIN:  US2937921078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     PROPOSAL TO APPROVE THE AMENDMENT AND                     Mgmt          For                            For
       RESTATEMENT OF THE 2008 ENTERPRISE PRODUCTS
       LONG-TERM INCENTIVE PLAN.

2.     PROPOSAL TO APPROVE THE AMENDMENT AND                     Mgmt          For                            For
       RESTATEMENT OF THE EPD UNIT PURCHASE PLAN.




--------------------------------------------------------------------------------------------------------------------------
 MAGELLAN MIDSTREAM PARTNERS,L.P.                                                            Agenda Number:  933928915
--------------------------------------------------------------------------------------------------------------------------
        Security:  559080106
    Meeting Type:  Annual
    Meeting Date:  24-Apr-2014
          Ticker:  MMP
            ISIN:  US5590801065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JAMES C. KEMPNER                                          Mgmt          For                            For
       MICHAEL N. MEARS                                          Mgmt          For                            For
       JAMES R. MONTAGUE                                         Mgmt          For                            For

2.     ADVISORY RESOLUTION TO APPROVE EXECUTIVE                  Mgmt          For                            For
       COMPENSATION

3.     RATIFICATION OF APPOINTMENT OF INDEPENDENT                Mgmt          For                            For
       AUDITOR




--------------------------------------------------------------------------------------------------------------------------
 MARKWEST ENERGY PARTNERS LP                                                                 Agenda Number:  934004906
--------------------------------------------------------------------------------------------------------------------------
        Security:  570759100
    Meeting Type:  Annual
    Meeting Date:  06-Jun-2014
          Ticker:  MWE
            ISIN:  US5707591005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       FRANK M. SEMPLE                                           Mgmt          For                            For
       DONALD D. WOLF                                            Mgmt          For                            For
       W.A. BRUCKMANN III                                        Mgmt          For                            For
       MICHAEL L. BEATTY                                         Mgmt          For                            For
       CHARLES K. DEMPSTER                                       Mgmt          For                            For
       DONALD C. HEPPERMANN                                      Mgmt          For                            For
       RANDALL J. LARSON                                         Mgmt          For                            For
       ANNE E. FOX MOUNSEY                                       Mgmt          For                            For
       WILLIAM P. NICOLETTI                                      Mgmt          For                            For

2      TO APPROVE, ON AN ADVISORY BASIS, THE                     Mgmt          For                            For
       COMPENSATION OF THE PARTNERSHIP'S NAMED
       EXECUTIVE OFFICERS AS DESCRIBED IN THE
       PARTNERSHIP'S PROXY STATEMENT FOR THE 2014
       ANNUAL MEETING OF COMMON UNITHOLDERS.

3      RATIFICATION OF DELOITTE & TOUCHE LLP AS                  Mgmt          For                            For
       THE PARTNERSHIP'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2014.




--------------------------------------------------------------------------------------------------------------------------
 PLAINS ALL AMERICAN PIPELINE, L.P.                                                          Agenda Number:  933884783
--------------------------------------------------------------------------------------------------------------------------
        Security:  726503105
    Meeting Type:  Special
    Meeting Date:  19-Nov-2013
          Ticker:  PAA
            ISIN:  US7265031051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     PROPOSAL TO APPROVE THE PLAINS ALL AMERICAN               Mgmt          For                            For
       2013 LONG-TERM INCENTIVE PLAN.

2.     PROPOSAL TO APPROVE THE ADJOURNMENT OF THE                Mgmt          For                            For
       SPECIAL MEETING TO A LATER DATE OR DATES,
       IF DEEMED NECESSARY OR APPROPRIATE BY OUR
       GENERAL PARTNER, TO SOLICIT ADDITIONAL
       PROXIES.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cushing MLP Infrastructure Fund
By (Signature)       /s/ Daniel L. Spears
Name                 Daniel L. Spears
Title                President
Date                 07/30/2014